Shareholder Report, Holdings (Details) - Fidelity Telecom and Utilities Fund	Jul. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	44.40%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%